UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21352

                        SEI OPPORTUNITY MASTER FUND, L.P.
               (Exact name of registrant as specified in charter)

                                   ----------

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Timothy D. Barto
                   c/o SEI Investments Management Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                    DATE OF REPORTING PERIOD: MARCH 31, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.


SEI OPPORTUNITY MASTER FUND, L.P.

(IN LIQUIDATION)

Financial Statements and Additional Information

Year ended March 31, 2008

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                              Financial Statements

                            Year ended March 31, 2008

                                   CONTENTS

Report of Independent Registered Public Accounting Firm ..................    1

Financial Statements

Schedule of Investment ...................................................    2
Statement of Assets and Liabilities ......................................    3
Statement of Operations ..................................................    4
Statement of Changes in Partners' Capital ................................    5
Statement of Cash Flows ..................................................    6
Notes to Financial Statements ............................................    7

Additional Information (Unaudited)

Directors and Officers of the Partnership ................................   19

The Partnership files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Partnership's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Partnership uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Partnership voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

             Report of Independent Registered Public Accounting Firm

To the Partners and Board of Directors of SEI Opportunity Master Fund, LP

We have audited the accompanying statement of assets and liabilities of SEI Opportunity Master Fund, L.P. (the "Partnership"), including the schedule of investments, as of March 31, 2008, and the related statements of operations and cash flows for the year then ended, and the statement of changes in partners' capital for each of the two years in the period then ended. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Partnership's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Partnership's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2008, by correspondence with the custodian and management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the general partner has decided to liquidate the Partnership effective December 31, 2007.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of SEI Opportunity Master Fund, L.P. at March 31, 2008, the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
May 30, 2008

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                             Schedule of Investment

                                 March 31, 2008

          SECTOR WEIGHTINGS (BASED ON PERCENTAGE OF TOTAL INVESTMENTS)

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

                      Convertible Bond Hedging     100.0%

                                            FIRST                                 % OF
                                         ACQUISITION                             MEMBERS'
INVESTMENT IN INVESTMENT FUND               DATE          COST         VALUE     CAPITAL
-----------------------------------------------------------------------------------------
Convertible Bond Hedging:
   Alta Partners Discount
     Convertible Arbitrage, LP +*(a)(b)   10/01/2003   $ 1,174,599   $ 707,186     86.57%
                                                       ----------------------------------

Total Investment                                       $ 1,174,599   $ 707,186     86.57%
                                                       ==================================

* Investment fund is non-income producing.

+ Fund is in liquidation. Redemptions are at the discretion of the investment advisor.

(a) The aggregate cost of investments for tax purposes was $1,174,599. Net unrealized depreciation on investments for tax purposes was $467,413 consisting of $467,413 of gross unrealized depreciation.

(b) Fair valued in accordance with procedures established by the Board of Directors.

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                       Statement of Assets and Liabilities

                                 March 31, 2008

ASSETS
Cash                                                                 $  110,324
Investment in investment fund, at value (cost $1,174,599)               707,186
Due from Limited Partner                                                 15,230
Other assets                                                              1,559
                                                                     ----------
Total assets                                                         $  834,299
                                                                     ==========

LIABILITIES
Accrued expenses                                                     $   17,369

PARTNERS' CAPITAL
Limited partners' capital                                               816,930
                                                                     ----------

Total liabilities and partners' capital                              $  834,299
                                                                     ==========

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                             Statement of Operations

                        For the year ended March 31, 2008

INVESTMENT INCOME
Interest                                                                 $       886,926
                                                                         ---------------

EXPENSES
Advisory fees                                                                  8,936,984
Administration fees                                                              804,337
Professional fees                                                                205,050
Custody fees                                                                      89,371
Commitment fees                                                                   46,875
Interest fees                                                                     42,827
Registration fees                                                                 28,848
Directors' fees                                                                   10,494
Other expenses                                                                   116,407
                                                                         ---------------
Total expenses                                                                10,281,193
                                                                         ---------------
Net investment loss                                                           (9,394,267)
                                                                         ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENT FUNDS
Net realized gains on investment funds*                                      145,002,225
Net change in unrealized appreciation/depreciation on investment funds       (87,035,352)
                                                                         ---------------
Net realized and unrealized gains on investment funds                         57,966,873
                                                                         ---------------
Net increase in partners' capital resulting from operations              $    48,572,606
                                                                         ===============

* Includes realized gains of $137,604,584 due to reorganization  event (see
Note 1)

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Statement of Changes in Partners' Capital

              For the years ended March 31, 2008 and March 31, 2007

                                                                            LIMITED
                                                                           PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2008                                           INTEREST
                                                                       -----------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $      (9,394,267)
Net realized gain on investment funds*                                       145,002,225
Net change in unrealized appreciation on investment funds                    (87,035,352)
                                                                       -----------------
Net increase in partners' capital derived from investment activities          48,572,606

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                        489,899,656
Capital withdrawals                                                           (4,423,866)
Transfer to Feeders                                                       (1,398,489,218)
                                                                       -----------------
Net decrease in partners' capital derived from capital transactions         (913,013,428)

Net decrease in partners' capital                                           (864,440,822)
Partners' capital March 31, 2007                                             865,257,752
                                                                       -----------------
Partners' capital March 31, 2008                                       $         816,930
                                                                       =================

                                                                            LIMITED
                                                                           PARTNERS'
FOR THE YEAR ENDED MARCH 31, 2007                                           INTEREST
                                                                       -----------------
FROM INVESTMENT ACTIVITIES
Net investment loss                                                    $      (6,793,875)
Net realized gain on investment funds                                         12,583,995
Net change in unrealized appreciation on investment funds                     57,118,735
                                                                       -----------------
Net increase in partners' capital derived from investment activities          62,908,855

PARTNERS' CAPITAL TRANSACTIONS
Capital contributions                                                        312,674,302
Capital withdrawals                                                           (6,734,054)
                                                                       -----------------
Net increase in partners' capital derived from capital transactions          305,940,248

Net increase in partners' capital                                            368,849,103
Partners' capital March 31, 2006                                             496,408,649
                                                                       -----------------
Partners' capital March 31, 2007                                       $     865,257,752
                                                                       =================

* Includes realized gains of $137,604,584 due to reorganization  event (see
Note 1)

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                             Statement of Cash Flows

                        For the year ended March 31, 2008

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in partners' capital from operations                                          $    48,572,606
Adjustments to reconcile net increase in partners' capital
   from operations to net cash provided by operating activities:
      Purchases of investment funds                                                           (554,317,440)
      Proceeds from sales of investments                                                       239,236,842
      Transfer of other assets and liabilities to Feeders                                     (148,084,749)
      Decrease in net realized gain on investment funds                                       (145,002,225)
      Net change in unrealized appreciation/depreciation on investment funds                    87,035,352
      Net sales of short-term investments                                                        9,747,232
      Investment funds paid for in advance                                                      62,000,000
      Increase in due from Limited Partnerships                                                  1,106,576
      Decrease in other assets                                                                     402,606
      Decrease in taxes payable                                                                   (641,806)
      Decrease in advisory fees payable                                                         (1,367,866)
      Decrease in administration fees payable                                                     (122,188)
      Decrease in accrued expenses                                                                (266,451)
                                                                                           ---------------
      Net cash provided by operating activities                                               (401,701,511)

Cash flows from financing activities
      Capital contributions                                                                    411,444,037
      Capital withdrawals                                                                       (9,632,202)
      Line of credit drawn down                                                                 21,000,000
      Line of credit paid back                                                                 (21,000,000)
                                                                                           ---------------
      Net cash used in financing activities                                                    401,811,835
                                                                                           ---------------
      Net increase in cash                                                                         110,324

CASH
Beginning of year                                                                                       --
                                                                                           ---------------
End of year                                                                                $       110,324
                                                                                           ===============

SUPPLEMENTAL INFORMATION
Interest paid                                                                              $        42,827
                                                                                           ===============
Decrease in contributions made in advance                                                  $   (78,455,619)
                                                                                           ===============
Decrease in capital withdrawls payable                                                     $    (5,208,336)
                                                                                           ===============

NON-CASH OPERATING ACTIVITIES DISTRIBUTIONS UNDER REORGANIZATION EVENT (SEE FOOTNOTE 1)
      Investments in investment funds, at value                                            $ 1,250,404,469
      Receivable for investment funds sold                                                     119,890,922
      Due from feeders                                                                          11,412,946
      Other assets                                                                              19,064,025
      Other accrued expenses                                                                    (2,283,144)

SEE ACCOMPANYING NOTES.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                          Notes to Financial Statements

                                 March 31, 2008

1.    ORGANIZATION

SEI Opportunity Master Fund, L.P. (the "Partnership"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Partnership was established as a limited liability company under the laws of the State of Delaware on May 13, 2003 and converted to a limited partnership under the laws of the State of Delaware on June 30, 2003. The Partnership's investment objective is to achieve an attractive risk-adjusted return with moderate volatility and moderate directional market exposure over a full market cycle. The Partnership intends to pursue its investment objective by investing its assets in various private investment funds ("Investment Funds").

The Partnership operated as a master fund in a master-feeder structure into which the shareholders, SEI Opportunity Fund, L.P. (the "Domestic Feeder"), SEI Offshore Opportunity Fund Ltd. (the "Offshore Feeder") and SEI Offshore
Opportunity Fund II Ltd. (the "Offshore II Feeder") (collectively, the "Feeders"), invested substantially all of their assets. Effective December 31, 2007, the Partnership, Domestic Feeder, Offshore Feeder and Offshore Feeder II reorganized and eliminated the master-feeder structure. On December 31, 2007, the Partnership transferred to the Feeders $1,398,489,218 consisting of
$1,250,404,469 in Investment Funds (with an unrealized appreciation of $49,688,254), other assets of $150,367,893 and other liabilities of $2,283,144.
The Partnership commenced operations on October 1, 2003. Effective December 31, 2007, the Partnership ceased to actively invest in investment funds and there are currently no plans for the Partnership to resume such activity. However, it is expected that the Partnership will cease operations upon the final resolution of all underlying investments at December 31, 2007.

The Partnership's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Partnership on behalf of its partners. A majority of the Board is and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Partnership.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

1.    ORGANIZATION (CONTINUED)

The General Partner of the Partnership is SEI Funds, Inc., a Delaware corporation, which has no investment in the Partnership at March 31, 2008. SEI Investments Management Corporation (the "Adviser"), a Delaware corporation, registered investment adviser, and affiliate of the General Partner, was the investment adviser to the Partnership, until December 31, 2007, at which time pursuant to the reorganization, all assets of the partnership were assigned to the Feeders except one investment which is pending redemption at the investment fund level.

Generally, except as provided under applicable law or under the Agreement, a Limited Partner shall not be liable for the Partnership's debts, obligations and liabilities in any amount in excess of the capital account balance of such Limited Partner, plus such Limited Partner's share of undistributed profits and assets. Subject to applicable law, a Limited Partner may be obligated to return to the Partnership certain amounts distributed to the Limited Partner.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Partnership:

USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Partnership's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

PORTFOLIO VALUATION

The net asset value of the Partnership is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. Investments in investment funds are presented in the accompanying financial statements at fair value. Fair value as of each month-end ordinarily will be the value determined as of such month-end for each investment fund in accordance with the Investment Fund's valuation policies, as described in each of their financial statements and offering memoranda, and

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PORTFOLIO VALUATION (CONTINUED)

reported at the time of the Partnership's valuation. Fair value is an amount equal to the sum of the capital accounts in the Investment Funds determined in accordance with U.S. generally accepted accounting principles or other similar principles. Such valuations are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. In the unlikely event that an Investment Fund does not report a month-end value to the Partnership on a timely basis, the Partnership would determine the fair value of such Investment Fund in accordance with fair value procedures established by the Partnership's Board of Directors. The Partnership's fair value procedures are implemented through a fair value committee designated by the Partnership's Board of Directors.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Partnership could realize and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

The investment classification by strategy reflected in the accompanying schedule of investments represents the General Partner's most meaningful presentation of the classification of the strategies of the Investment Funds.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the Partnership's assets and liabilities, which qualify as financial instruments under Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, approximates the carrying amounts presented on the Statement of Assets and Liabilities. Management of the Partnership deems these estimates reasonable.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of December 31, 2007, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income and expenses are recorded on an accrual basis. Realized gains and losses from investment transactions are calculated on the identified cost basis. Security transactions are recorded on the effective date of the subscription or withdrawal in the Investment Fund.

Distributions from Investment Funds will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments, based on the U.S. income tax characteristics of the distribution, if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

PARTNERSHIP EXPENSES

The Partnership bears all expenses incurred in its business. The expenses of the Partnership include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Partnership's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Partnership's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXATION

The Partnership intends to be treated as a partnership for Federal, state, and local income tax purposes. Each member is responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal, state, or local income taxes is reflected in the accompanying financial statements.

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the applicable taxing authority and requires measurement of a tax position meeting the "more-likely-than-not" threshold, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Based on its analysis, management has determined that the adoption of FIN 48 did not have a material impact to the Fund's financial statements upon adoption. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of and changes to tax laws, regulations and interpretations thereof.

DISTRIBUTION POLICY

The Partnership has no present intention of making periodic distributions of its net investment income or capital gains, if any, to members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CAPITAL ACCOUNTS

Net profits or net losses of the Partnership for each fiscal period in allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Partnership. Net profits or net losses will be measured as the net change in the value of the net assets of the Partnership during a fiscal period, before giving effect to any repurchases of interest in the Partnership, and excluding the amount of any items to be allocated to the capital accounts of the members of the Partnership, other than in accordance with the members' respective investment percentages.

INVESTMENTS IN INVESTMENT FUND

The investment in the Investment Fund is subject to the terms of its respective offering document. Income is net of the Partnership's proportionate share of fees and expenses incurred or charged by the Investment Funds, including all the related management and performance fees, if any.

3.    ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser was responsible for the day-to-day investment management of all of the Partnership's assets, until December 31, 2007. Pursuant to an investment advisory agreement ("Advisory Agreement"), The Partnership paid the Adviser a fixed advisory fee (the "Advisory Fee"), payable quarterly in arrears on the last business day of each quarter, equal to 1.00% (on an annualized basis) of the Partnership's net asset value at the end of such quarter before giving effect to any repurchases of Partnership interests. Effective December 31, 2007, the Advisory Agreement was terminated and the partnership does not currently pay an Advisory Fee. The Advisory Fee reduces the net asset value of the Partnership as of the end of the period in which it is payable and after the calculation of the Advisory Fee. The Adviser charges a pro rata portion of the Advisory Fee in respect of contributions to the Partnership or repurchases by the Partnership that take place during a given calendar quarter. The Partnership incurred $8,936,984 in advisory fees during the year ended March 31, 2008, of which none was payable at year-end.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

3.    ADVISORY FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

SEI Investments Global Funds Services serves as the Partnership's administrator (the "Administrator"). Under an agreement with the Administrator, the
Partnership pays the Administrator a fee equal to 0.09% (on an annualized basis), of the Partnership's net asset value which shall be calculated and accrued monthly and paid to the Administrator quarterly. All reasonable out of pocket expenses incurred by the Administrator on behalf of the Partnership will be billed to the Partnership quarterly in arrears. The Administrator performs administrative services necessary for the operation of the Partnership, including maintaining certain books and records of the Partnership and preparing reports and other documents required by Federal, state and other applicable laws and regulations, and provides the Partnership with administrative office facilities. The Partnership incurred $804,337 in administration fees during the year ended March 31, 2008, of which none was payable at year end.

SEI Private Trust Company acts as custodian (the "Custodian") for the Partnership's assets pursuant to a Custodian Services Agreement between the Partnership and the Custodian. The Partnership pays the Custodian an annualized rate of 0.01% of the Partnership's net asset value calculated and accrued monthly and paid to the Custodian quarterly. The Partnership incurred $89,371 in custodian fees during the year ended March 31, 2008.

SEI Investments Distribution Co. (the "Distributor") serves as the Partnership's distributor pursuant to a Distribution Agreement with the Partnership. The
Distributor has not been compensated by the Partnership for its services rendered under the Distribution Agreement during the year ended March 31, 2008.

4.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK/CONCENTRATION OF RISK

In the normal course of business, the Investment Funds in which the Partnership invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Partnership's risk of loss in these Investment Funds is limited to the value of these investments reported by the Partnership.

The Partnership invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and a variety of financial instruments using different strategies and investment techniques that may involve significant credit, market and liquidity risks. These Investment Funds may invest a high percentage of their

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK/CONCENTRATION OF RISK (CONTINUED)

assets which may create concentrations in specific issuers, industries and sectors of the market in order to achieve a potentially greater investment return.

As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value. Various risks are also associated with an investment in the Partnership, including risks relating to compensation arrangements, diversification and the limited liquidity of interests.

The partnership's investments in the investment funds may be illiquid. Such investments may take considerable time for the partnership to divest itself of such investments. Further, the value of illiquid investments may fluctuate over the holding period and there is a risk that such investments can lose all of its value. Liquidity constraints may result in decreased investment diversification.

5.    INDEMNIFICATION RISK

In the normal course of business, the Partnership enters into contracts that provide general indemnifications. The Partnership's maximum exposure under these agreements is dependent on future claims that may be made against the Partnership and, therefore, cannot be established; however, management believes the risk of loss from such claims is considered remote.

6.    INVESTMENT TRANSACTIONS

For the year ended March 31, 2008, purchases and sales of investments (excluding short-term securities) were $554,317,440 and $239,236,842, respectively.

7.    CAPITAL

Generally, contributions to the Partnership are made as of the first business day of any month and withdrawals from the Partnership are as of the end of any calendar quarter. Additionally, a member withdrawing must notify the Adviser, sixty-five days prior to quarter end, with a written notice of intent to withdraw.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

8.    FINANCIAL HIGHLIGHTS

The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                          For the period
                                                                                                         October 1, 2003
                                    For the            For the          For the          For the        (commencement of
                                   year ended         year ended       year ended       year ended     operations) through
                                 March 31, 2008     March 31, 2007   March 31, 2006   March 31, 2005      March 31, 2004
                                 --------------     --------------   --------------   --------------   -------------------
TOTAL RETURN (1)

Total return                               1.26%(7)           9.41%            9.43%            4.94%                 4.99%(4)(5)
                                 ==============     ==============   ==============   ==============   ===================

   Net assets, end of period
     (000's)                     $          817     $      865,258   $      496,409   $      167,642   $            27,214
                                 ==============     ==============   ==============   ==============   ===================

RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio:
   Net investment loss, before
     waivers                              (1.06)%            (1.08)%          (1.17)%          (1.31)%               (2.58)%(3)(4)
                                 ==============     ==============   ==============   ==============   ===================
   Net investment loss, net of
     waivers                              (1.06)%            (1.08)%          (1.17)%          (1.27)%               (0.59)%(3)(4)
                                 ==============     ==============   ==============   ==============   ===================

Expense ratio:
   Operating expenses, before
     waivers (2)                           1.16%              1.21%            1.25%            1.40%                 3.26%(3)(4)
                                 ==============     ==============   ==============   ==============   ===================
   Operating expenses, net of
     waivers (2)                           1.16%              1.21%            1.25%            1.36%                 1.27%(3)(4)(6)
                                 ==============     ==============   ==============   ==============   ===================

Portfolio turnover rate                   27.53%             16.97%           50.19%            8.08%                 5.69%(5)
                                 ==============     ==============   ==============   ==============   ===================

(1) Total return is calculated for all the limited partners taken as a whole. An individual limited partner's return may vary from these returns based on the timing of capital transactions.

(2) Does not include expenses of the Investment Funds in which the Partnership invests. The expense ratio (expense and incentive fee ratio) is calculated for the limited partners taken as a whole. The computation of such ratios based on the amount of expenses assessed to an individual limited interest member's capital may vary from these ratios based on the timing of capital transactions.

(3)   Annualized.

(4)   Excludes organizational fees.

(5)   Not annualized.

(6) Prior to August 4, 2004, the Adviser was waiving normal or recurring fees to the extent necessary so that the 1.15% limit was not exceeded.

(7) The total return for the period April 1, 2007 through December 31, 2007 was 4.62%.

                        SEI Opportunity Master Fund, L.P.

                                (In Liquidation)

                    Notes to Financial Statements (continued)

                                 March 31, 2008

9.    LINE OF CREDIT

On January 3, 2006, the Partnership entered into an agreement (the "Agreement") with the JP Morgan Chase Bank, National Association to provide a short-term line of credit. The Agreement allows the Partnership to borrow up to $50,000,000, which is reduced to $25,000,000 effective February 1, 2006, at a rate of prime plus 0.75%. Additionally, the Partnership paid a commitment fee of 0.25% per annum on the daily amount of the commitment, whether used or unused, the Agreement terminated on December 31, 2007. There was no balance outstanding against the line of credit. For the year ended March 31, 2008, the Partnership incurred interest expense of $42,827 in connection with the line of credit. Borrowings were secured by the Investment Fund investments of the Partnership. Detailed below is summary information concerning the borrowings:

       # OF DAYS                       AVERAGE                        AVERAGE
      OUTSTANDING                      BALANCE                         RATE
--------------------------------------------------------------------------------

           12                        $21,023,330                       5.36%

The line of credit subjects the Partnership to various financial covenants. Management has determined that the Partnership was in compliance with the financial covenants at and for the period ended.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

              Directors and Officers of the Partnership (Unaudited)

                                 March 31, 2008

Set forth below are the Names, Age, Addresses, Position with the Partnership, Length of Time Served, the Principal Occupations During the Past Five Years, Number of Portfolios in Fund Complex Overseen by the Director, and Other Directorships Outside the Fund Complex of each of the persons currently serving as Directors and Officers of the Partnership. The Partnership's Statement of Additional Information ("SAI") includes additional information about the Directors and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

                                                               NUMBER OF
                                                             PORTFOLIOS IN
                                            PRINCIPAL            FUND
     NAME, AGE AND        LENGTH OF        OCCUPATION(S)        COMPLEX                               OTHER
      ADDRESS OF             TIME         DURING PAST 5       OVERSEEN BY                         DIRECTORSHIPS
 INDEPENDENT DIRECTORS     SERVED             YEARS            DIRECTOR**                        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy (51)         Since       Partner, Cue Capital   Seventy-nine    Trustee of SEI Opportunity Fund, L.P., SEI Structured
840 Park Avenue           2003          since 2002.                            Credit Fund, LP, SEI Asset Allocation Trust, SEI
New York, NY                                                                   Institutional Investments Trust, SEI Institutional
10021                                                                          International Trust, SEI Institutional Managed Trust,
                                                                               SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI
                                                                               Alpha Strategy Portfolios, LP.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2008

                                                               NUMBER OF
                                                               PORTFOLIOS
                                                                IN FUND
                                           PRINCIPAL            COMPLEX
    NAME, AGE AND         LENGTH OF       OCCUPATION(S)        OVERSEEN
      ADDRESS OF             TIME        DURING PAST 5            BY                           OTHER DIRECTORSHIPS
INDEPENDENT DIRECTORS       SERVED           YEARS             DIRECTOR**                       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
George J. Sullivan (65)   Since       Self Employed          Seventy-nine    Trustee/Director of State Street Navigator Securities
7 Essex Green Drive,      2003          Consultant,                            Lending Trust, The Advisors' Inner Circle Fund, The
Suite 52B                               Newfound                               Advisors' Inner Circle Fund II, Bishop Street Funds,
Peabody, MA 01960                       Consultants Inc.,                      SEI Opportunity Fund, L.P., SEI Structured Credit
                                        since April 1997.                      Fund, LP, SEI Asset Allocation Trust, SEI
                                                                               Institutional International Trust, SEI Institutional
                                                                               Investments Trust, SEI Institutional Managed Trust,
                                                                               SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI
                                                                               Alpha Strategy Portfolios, LP

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2008

                                                               NUMBER OF
                                                              PORTFOLIOS
                                                                IN FUND
                                            PRINCIPAL           COMPLEX
     NAME, AGE AND        LENGTH OF       OCCUPATION(S)        OVERSEEN
       ADDRESS OF            TIME            DURING               BY                            OTHER DIRECTORSHIPS
 INDEPENDENT DIRECTORS      SERVED        PAST 5 YEARS         DIRECTOR**                        HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams (61)    Since       Vice President         Seventy-nine    Trustee/Director of Ariel Mutual Funds, SEI
1200 Getty Drive,         2004          and Chief                              Opportunity Fund, L.P., SEI Structured Credit Fund,
Suite 400,                              Investment                             LP, SEI Asset Allocation Trust, SEI Institutional
Los Angeles, CA                         Officer, J. Paul                       Investments Trust, SEI Institutional International
90049-1681                              Getty Trust,                           Trust, SEI Institutional Managed Trust, SEI Liquid
                                        Non Profit                             Asset Trust, SEI Tax Exempt Trust and SEI Alpha
                                        Foundation for                         Strategy Portfolios, LP.
                                        Visual Arts,
                                        since
                                        December 2002
                                        President,
                                        Harbor Capital
                                        Advisors and
                                        Harbor Mutual
                                        Funds, 2000-
                                        2002. Manager,
                                        Pension Asset
                                        Management,
                                        Ford Motor
                                        Company,
                                        1997-1999.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2008

                                                               NUMBER OF
                                                               PORTFOLIOS
                                                                IN FUND
                                            PRINCIPAL           COMPLEX
     NAME, AGE AND          LENGTH        OCCUPATION(S)         OVERSEEN
      ADDRESS OF           OF TIME           DURING                BY                          OTHER DIRECTORSHIPS
 INDEPENDENT DIRECTORS      SERVED        PAST 5 YEARS         DIRECTOR**                       HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Nesher* (62)    Since       Chairman of the        Seventy-nine   Trustee of The Advisors' Inner Circle Fund, The
One Freedom               2003          Board, SEI                            Advisors' Inner Circle Fund II (f/k/a The Arbor Fund),
Valley Drive                            Funds and The                         Bishop Street Funds, SEI Opportunity Fund, L.P. and
Oaks, PA 19456                          Advisor's Inner                       SEI Structured Credit Fund, LP. Director of SEI Global
                                        Circle Fund.                          Master Fund plc, SEI Global Assets Fund plc, SEI
                                        Currently                             Global Investments Fund plc, SEI Investments--Global
                                        performs                              Funds Services, Limited, SEI Investments Global,
                                        various                               Limited, SEI Investments (Europe) Ltd., SEI
                                        services on                           Investments--Unit Trust Management (UK) Limited, SEI
                                        behalf of SEI                         Multi-Strategy Funds PLC and SEI Global Nominee Ltd.
                                        Investments for                       Trustee of The Advisors' Inner Circle Fund, The
                                        which Mr.                             Advisors' Inner Circle Fund II, Bishop Street Funds,
                                        Nesher is                             SEI Asset Allocation Trust, SEI Institutional Managed
                                        compensated.                          Trust, SEI Institutional Investments Trust, SEI
                                                                              Institutional International Trust, SEI Liquid Asset
                          Since       President of the                        Trust, SEI Tax Exempt Trust and SEI Alpha Strategy
                          2005          Fund                                  Portfolios, LP.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2008

                        POSITION(S) HELD WITH
                         THE MASTER FUND AND
       NAME AND             LENGTH OF TIME          PRINCIPAL OCCUPATION(S) DURING
   AGE OF OFFICERS              SERVED                       PAST 5 YEARS
-------------------------------------------------------------------------------------
Karen Weiss (50)        Treasurer, since 2007     Operations analyst for the
                                                    Investments Management Unit since
                                                    2005. Hedge fund accounting
                                                    manager from 2003 to 2005 for the
                                                    Administrator.

Timothy D. Barto (40)   Vice President and        General Counsel and Secretary of
                          Secretary, since 2003     the Adviser and the
                                                    Administrator, since 2004. Vice
                                                    President and Assistant Secretary
                                                    of the Administrator and
                                                    Distributor since November 1999.

James Ndiaye (39)       Vice President and        Vice President and Assistant
                          Assistant Secretary,      Secretary of SIMC and the
                          since 2004                Administrator since 2005; Vice
                                                    President, Deutsche Asset
                                                    Management, 2003 to 2004;
                                                    Associate, Morgan, Lewis &
                                                    Bockius LLP, 2000 to 2003.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2008

                        POSITION(S) HELD WITH
                         THE MASTER FUND AND
      NAME AND              LENGTH OF TIME           PRINCIPAL OCCUPATION(S) DURING
   AGE OF OFFICERS              SERVED                       PAST 5 YEARS
-------------------------------------------------------------------------------------
Sofia Rosala (34)       Vice President and        Corporate Counsel of the
                          Assistant Secretary,      Administrator since 2004.
                          since 2004                Compliance Officer of SEI
                                                    Investments Company from
                                                    September 2001 to 2004.

Michael T. Pang (35)    Vice President and        Vice President and Assistant
                          Assistant Secretary,      Secretary of SIMC and the
                          since 2005                Administrator since 2005;
                                                    Counsel, Caledonian Bank &
                                                    Trust's Mutual Funds Group, 2004;
                                                    Counsel, Permal Asset Management,
                                                    2001 to 2004

Russell Emery (45)      Chief Compliance          Director of Investment Product
                          Officer, since 2006       Management and Development, SIMC
                                                    since February 2003; Senior
                                                    Investment Analyst-- Equity Team,
                                                    SIMC, from March 2000 to February
                                                    2003.

                        SEI Opportunity Master Fund, L.P.

                             Additional Information

        Directors and Officers of the Partnership (Unaudited) (continued)

                                 March 31, 2008

* Mr. Nesher is a trustee who may be deemed to be an "interested" person of the Fund as that term is defined in the 1940 Act by virtue of his affiliation with the Fund's Distributor.

** The "Fund Complex" consists of registered investment companies that are part of the following investment trusts: SEI Institutional Investments Trust, SEI Institutional Management Trust, SEI Institutional International Trust, SEI Index Funds, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Asset Allocation Trust, SEI Alpha Strategies Portfolios, LP, SEI Structured Credit, L.P. and SEI Opportunity Fund, L.P.

ITEM 2. CODE OF ETHICS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan. Mr. Sullivan is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young, LLP Related to the registrant.

Ernst & Young, LLP billed the registrant aggregate fees for services rendered to the registrant for the last two fiscal years as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                              FISCAL 2008                                            FISCAL 2007
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      All other fees
                                            All fees and      All other fees                                          and services
                          All fees and      services to       and services to   All fees and      All fees and        to service
                          services to the   service           service           services to the   services to         affiliates
                          Partnership       affiliates that   affiliates that   Partnership       service             that did not
                          that were         were              did not require   that were         affiliates that     require
                          pre-approved      pre-approved      pre-approval      pre-approved      were pre-approved   pre-approval
------------------------------------------------------------------------------------------------------------------------------------
(a) Audit Fees(1)             $22,000             N/A               N/A             $100,000             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
(b) Audit-Related Fees           N/A              N/A               N/A               N/A                N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
(c) Tax Fees                  $     0             N/A               N/A             $      0             N/A                N/A
------------------------------------------------------------------------------------------------------------------------------------
(d) All Other Fees            $     0           $240,000          $105,000          $      0         $208,100(2)         $115,000
------------------------------------------------------------------------------------------------------------------------------------

Notes:

   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

   (2) Pre-approved non-audit fees include amounts billed in fiscal year 2005 and 2004 related to services provided in connection with the SAS70 report on the hedge fund operations of the administrator.

(e)(1)   Not Applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                   ----------------------------------------------------
                                              FISCAL 2008   FISCAL 2007
                   ----------------------------------------------------
                   Audit-Related Fees              0%            0%
                   ----------------------------------------------------
                   Tax Fees                        0%            0%
                   ----------------------------------------------------
                   All Other Fees                  0%            0%
                   ----------------------------------------------------

(f)      Not Applicable.

(g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $428,750 and $323,100 for the registrant's fiscal years ended March 31, 2008 and March 31, 2007, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's board of directors. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant has delegated proxy voting responsibilities to SIMC, its investment adviser, subject to the Board's general oversight. In delegating proxy voting responsibilities, the registrant has directed that proxies be voted consistent with the registrant's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (collectively referred to as the "Proxy Voting Procedures"). The Proxy Voting Procedures address, among other things, conflicts of interest that may arise between the interests of the registrant, and the interests of SIMC and its affiliates.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING PROCEDURES

SEI Investments Management Corporation ("SIMC") serves as investment adviser to multiple clients, including investment companies, institutions and individual investors. As investment adviser, SIMC has an obligation to vote proxies with respect to securities held in client portfolios in the best economic interests of SIMC's clients for which it has proxy voting authority. The following Procedures are intended to ensure that proxies are voted in the best interests of clients.

A.    ESTABLISHMENT OF PROXY VOTING COMMITTEE

      1. SIMC shall establish a Proxy Voting Committee (the "Committee"), comprised of representatives of SIMC's Investment Management Unit and Legal and/or Compliance personnel.

      2. The membership of the Committee may be changed at any time upon approval of the existing members of the Committee or by the President of SIMC.

      3. The Committee shall meet as necessary to perform any of the activities set forth below.

      4. Any action requiring approval of the Committee shall be deemed approved upon an affirmative vote by a majority of the Committee present or represented.

      5. The Committee shall consult with counsel or other experts as it deems appropriate to carry out its responsibilities.

B.    APPROVAL OF PROXY VOTING GUIDELINES

      1. The Committee shall approve Guidelines that set forth the manner in which SIMC shall vote, or the manner in which SIMC shall determine how to vote, with respect to various matters that may come up for shareholder vote with respect to securities held in client accounts and for which SIMC has proxy voting responsibility.

      2. In the event that any employee of SIMC recommends a change to SIMC's Guidelines, the Committee shall meet to consider the proposed change and consider all relevant factors. If approved by the Committee, the change shall be accepted, and the Guidelines revised accordingly.

      3. For accounts that engage in securities lending, SIMC believes that the additional income derived by clients from such activities generally outweighs the potential economic benefit of recalling securities for the purpose of voting. Therefore, SIMC generally will not recall securities on loan for the sole purpose of voting proxies.

C.    CONFLICTS OF INTEREST

      1. SIMC has elected to retain a third party proxy voting service (the "Service") to vote proxies with respect to accounts for which SIMC serves as investment adviser (and retains proxy voting authority). The Service shall vote proxies in accordance with the Guidelines approved by the Committee. SIMC reasonably believes that the Service's implementation of the Guidelines will result in proxies being voted in the best economic interests of clients. So long as the Service votes proxies in accordance with the Guidelines, SIMC believes that there is an appropriate presumption that the manner in which SIMC voted was not influenced by, and did not result from, a conflict of interest.

      2. The Service makes available to SIMC, prior to voting on a proxy, its recommendation on how to vote with respect to such proxy in light of SIMC's Guidelines. SIMC retains the authority to overrule the Service's recommendation, and instruct the Service to vote in a manner at variance with the Service's recommendation. The exercise of such right could implicate a conflict of interest. As a result, SIMC may not overrule the Service's recommendation with respect to a proxy unless the following steps are taken:

            a. The Proxy Voting Committee shall meet to consider the proposal to overrule the Service's recommendation.

            b. The Proxy Voting Committee must determine whether SIMC has a conflict of interest with respect to the issuer that is the subject of the proxy. The Committee will use the following standards to identify issuers with which it may have a conflict of interest.

                  1. SIGNIFICANT BUSINESS RELATIONSHIPS - The Committee will determine whether SIMC or its affiliates may have a significant business relationship with the issuer, such as, for example, where SIMC (or an affiliate) manages a pension plan, administers employee benefit plans, or provide brokerage, underwriting, insurance, or banking services to the issue. For this purpose, a "significant business relationship" is one that: (1) represents 1% or $1,000,000 of SIMC's or an affiliate's revenues for the most recent fiscal year, whichever is less, or is reasonably expected to represent this amount for the current fiscal year; or (2) may not directly involve revenue to SIMC or its affiliates but is otherwise determined by the Committee to be significant to SIMC or its affiliates, such as, for example, the following:

                        o SIMC or its affiliates lease significant office space from the company or have some other real estate-related relationship with the issuer;

                        o SIMC or an affiliate otherwise has a significant relationship with the company such that it might create an incentive for SIMC to vote in favor of management.

                  2. SIGNIFICANT PERSONAL/FAMILY RELATIONSHIPS - The Committee will determine whether any employees who are involved in the proxy voting process may have a significant personal/family relationship with the issuer. For this purpose, a "significant personal/family relationship" is one that would be reasonably likely to influence how SIMC votes proxies. To identify any such relationships, the Committee shall obtain information about any significant personal/family relationship between any employee of SIMC who is involved in the proxy voting process (e.g., IMU analysts, members of the Committee, senior management, as applicable) and senior employees of issuers for which SIMC may vote proxies.

                  3. DUTIES OF THE PROXY COMMITTEE - The Committee has a duty to make reasonable investigation of information relating to conflicts of interest. For purposes of identifying conflicts, the Committee shall rely on publicly available information about SIMC and its affiliates, information about SIMC and its affiliates that is generally known by employees of SIMC,(1) and other information actually known by a

----------
(1) The procedures provide that the Committee should be aware of information about SIMC or its affiliates that is generally known by employees of SIMC, but it does not extend this knowledge to information about SIMC's affiliates that is generally known by employees of SIMC's affiliates (unless such information also is generally known by SIMC's employees).

                        member of the Committee. Absent actual knowledge, the Committee is not required to investigate possible conflicts involving SIMC where the information is (i) non-public, (ii) subject to information blocking procedures, or (iii) otherwise not readily available to the Committee. In connection with the consideration of any proxy voting matters under this policy, each member of the Committee has a duty to disclose to the Committee any material conflicts of interest of which the member has actual knowledge but which have not been identified by the Committee pursuant to these Procedures, and, if appropriate, recuse himself/herself from the matter at issue.

            c. If SIMC determines that it has a conflict of interest, the Committee shall determine whether the conflict is "material" to any specific proposal included within the proxy. If not, then SIMC can vote the proxy as determined by the Committee. The Committee shall determine whether a proposal is material as follows:

                  1. ROUTINE PROXY PROPOSALS - Proxy proposals that are "routine" shall be presumed not to involve a material conflict of interest for SIMC, unless the Committee has actual knowledge that a routine proposal should be treated as material. For this purpose, "routine" proposals would typically include matters such as the selection of an accountant, uncontested election of directors, meeting formalities, and approval of an annual report/financial statements.(2)

                  2. NON-ROUTINE PROXY PROPOSALS - Proxy proposals that are "non-routine" shall be presumed to involve a material conflict of interest for SIMC, unless the Committee determines that SIMC's conflict is unrelated to the proposal in question (see 3. below). For this purpose, "non-routine" proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans, retirement plans, profit sharing or other special remuneration plans).

                  3.    DETERMINING THAT A NON-ROUTINE PROPOSAL IS NOT MATERIAL
                        - As discussed above, although non-routine proposals are presumed to involve a material conflict of interest, the Committee may determine on a case-by-case basis that particular non-routine proposals do not involve a material conflict of interest. To make this determination, the Committee must conclude that a proposal is not directly related to SIMC's conflict with the issuer or that it otherwise would not be considered important by a reasonable investor. The Committee shall record in writing the basis for any such determination.

            d. For any proposal where the Committee determines that SIMC has a material conflict of interest, SIMC may vote a proxy regarding that proposal in any of the following manners:

                  1. OBTAIN CLIENT CONSENT OR DIRECTION - If the Committee approves the proposal to overrule the recommendation of the Service, SIMC shall fully disclose to each client holding the security at issue the nature of the conflict, and obtain the client's consent to how SIMC will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).

                  2. USE RECOMMENDATION OF THE SERVICE - Vote in accordance with the Service's recommendation.

----------
(2) For guidance on defining "routine" and "non-routine" matters, SIMC shall use the standards set forth in NYSE Rule 452 and Special Instruction 12b.viii. of Form 13F.

            e. For any proposal where the Committee determines that SIMC does not have a material conflict of interest, the Committee may overrule the Service's recommendation if the Committee reasonably determines that doing so is in the best interests of SIMC's clients. If the Committee decides to overrule the Service's recommendation, the Committee shall maintain a written record setting forth the basis of the Committee's decision.

                     SEI INVESTMENTS MANAGEMENT CORPORATION

                             PROXY VOTING GUIDELINES

A.    The Board of Directors

      1.    VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

            Votes on director nominees are made on a case-by-case basis. For uncontested elections, SIMC will generally vote for the nominees, although the vote may be withheld for some or all of the nominees if an analysis of the factors discussed below indicates the Board or nominee has not served the economic long-term interests of the shareholders. The factors to consider include:

            o the company's long-term financial performance;

            o independence of the full board and key board committees (full independent audit, nominating and compensation committees);

            o diversity of the board;

            o nominees' attendance records (generally votes should be withheld from directors who have attended less than 75 percent of meetings without valid reason);

            o directors serving on an excessive number of other boards;

            o Chapter 7 bankruptcy, SEC violations, and criminal offenses;

            o interlocking directorships;

            o executive compensation: history of approving excessive compensation or repricing underwater stock options;

            o no action taken by the board in response to majority votes on shareholder proposals.

      2.    VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

            Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

            Votes in a contested election of directors are evaluated on a case-by-case basis, considering the following factors:

            o consideration of the factors discussed above for uncontested elections;

            o management's track record;

            o background to the proxy contest;

            o qualifications of director nominees (both slates);

            o evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met;

            o stock ownership positions; and

            o impact on stakeholders.

      3.    CHAIRMAN AND CEO IS THE SAME PERSON

            Generally vote for shareholder proposals that would require the positions of chairman and CEO to be held by different persons. However, in certain circumstances, such as a small-cap company with a limited group of leaders, it may be appropriate for these positions to be combined for some period of time.

      4.    MAJORITY OF INDEPENDENT DIRECTORS

            o Generally, vote for proposals seeking to require that the board be comprised of a majority of independent directors.

            o Vote for proposals that request that all, or a majority of, the audit, compensation and/or nominating committees be independent directors.

      5.    STOCK OWNERSHIP REQUIREMENTS

            o Vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

      6.    BOARD STRUCTURE

            o Vote against proposals to classify the board.

            o Vote for proposals to repeal classified boards and elect all directors annually.

      7.    TERM OF OFFICE

            Generally vote against shareholder proposals to limit the tenure of outside directors.

      8.    CUMULATIVE VOTING

            o Generally vote for proposals to permit cumulative voting.

            o Vote against proposals to eliminate cumulative voting.

      9.    DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

            o Vote against proposals to limit or eliminate entirely director and officer liability for (i) a breach of the duty of loyalty, (ii) acts or omissions not in good faith or involving intentional misconduct or knowing violations of the law, (iii) acts involving the unlawful purchases or redemptions of stock, (iv) the payment of unlawful dividends, or (v) the receipt of improper personal benefits.

            o Vote against proposals to reduce or eliminate directors' personal liability when litigation is pending against current board members.

            o For other types of proposals seeking to eliminate or limit the personal liability of directors to the company and its shareholders for monetary damages, whether to vote for such proposal will be determined on a case-by-case basis. Generally, SIMC may vote for these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors.

      10.   INDEMNIFICATION

            SIMC may support these proposals when the company persuasively argues that such action is necessary to attract and retain qualified directors, but will generally oppose indemnification when it is being proposed to insulate directors from actions they have already taken.

            o Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

            o Vote for proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful only if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only the director's legal expenses would be covered.

B.    Changes in Control

      1.    POISON PILLS

            Shareholder rights plans, typically known as poison pills, take the form of rights or warrants issued to shareholders and are triggered when a potential acquiring stockholder reaches a certain threshold of ownership. Poison pills insulate management from the threat of a change in control and provide the target board with veto power over takeover bids.

            o Vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

            o Review on a case-by-case basis management proposals to ratify a poison pill or shareholder proposals to redeem a company's poison pill, taking into consideration the impact of acquisition attempts that may be detrimental to the long-term economic best interests of shareholders.

      2.    GREENMAIL

            Greenmail payments are targeted share repurchases by management of company stock from individuals or groups seeking control of the company. The hostile party usually receives a substantial premium over the market value of shares.

            o Vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

            o Review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

      3.    SHAREHOLDER ABILITY TO REMOVE DIRECTORS

            o Vote against proposals that provide that directors may be removed only for cause.

            o Vote for proposals to restore shareholder ability to remove directors with or without cause.

            o Vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

            o Vote for proposals that permit shareholders to elect directors to fill board vacancies.

      4.    SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD

            o Vote for proposals that seek to fix the size of the board.

            o Vote against proposals that give management the ability to alter the size of the board without shareholder approval.

            o Vote for management proposals to change the number of directors provided a satisfactory explanation for the change is given.

C.    MERGERS AND CORPORATE RESTRUCTURINGS

      1.    MERGERS AND ACQUISITIONS

            Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

            o anticipated financial and operating benefits;

            o offer price (cost vs. premium);

            o prospects of the combined companies;

            o how the deal was negotiated;

            o changes in corporate governance and their impact on shareholder rights;

            o impact on community stakeholders and workforce.

      2.    FAIR PRICE PROVISIONS

            Fair price provisions were designed to defend against a two-tiered, front-end loaded tender offer. In such a hostile takeover, the bidder offers cash for enough shares to gain control of the target. At the same time, the acquirer states that once control has been obtained, the target's remaining shares will be purchased with cash, cash and securities or only securities. Since the payment offered for the remaining stock is, by design less valuable than the original offer for the controlling shares, shareholders are forced to sell out early to maximize their value. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares that brought control.

            o Vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

            o Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

      3.    CORPORATE RESTRUCTURING

            Votes on corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

      4.    APPRAISAL RIGHTS

            Vote for proposals to restore, or provide shareholders with, rights of appraisal.

      5.    SPIN-OFFS

            Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

      6.    ASSET SALES

            Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

      7.    LIQUIDATIONS

            Votes on liquidations are made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

      8.    CHANGING CORPORATE NAME

            Vote for changing the corporate name if proposed or supported by management.

D.    SHAREHOLDER RIGHTS

      1.    CONFIDENTIAL VOTING

            o Vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election, as long as the proposal provides that in the case of a contested election, management is permitted to request that the dissident group honor its confidential voting policy, and that if the dissidents do not agree, the confidential voting policy is waived.

            o Vote for management proposals to adopt confidential voting.

      2.    SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

            o Vote against proposals to restrict or prohibit shareholder ability to call special meetings.

            o Vote for proposals that remove restrictions on the right of shareholders to act independently of management.

      3.    SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

            o Vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

            o Vote for proposals to allow or make easier shareholder action by written consent.

      4.    EQUAL ACCESS

            Vote for shareholder proposals that would allow significant company shareholders equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

      5.    UNEQUAL VOTING RIGHTS

            o Vote against dual class exchange offers.

            o Vote against dual class recapitalizations.

      6.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO AMEND THE CHARTER OR
            BYLAWS

            o Vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

            o Vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

      7.    SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS

            o Vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

            o Vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

      8.    REIMBURSE PROXY SOLICITATION EXPENSES

            Decisions to provide full reimbursement for dissidents waging a proxy contest are made on a case-by-case basis.

E.    CAPITAL STRUCTURE

      1.    COMMON STOCK AUTHORIZATION

            o Review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

            o Generally vote for management proposals requesting shareholder approval to increase authorized common stock when management provides persuasive justification for the increase. Evaluate the amount of additional stock requested in comparison to the requests of the company's peers as well as the company's articulated reason for the increase.

            o Vote for increases in authorized common stock to fund stock splits that are in shareholders' interests.

            o Evaluate on a case-by-case basis proposals where the company intends to use the additional stock to implement a poison pill or other takeover defense.

            o Vote against proposed common stock authorizations that increase the existing authorization by more than 50 percent unless a clear need for the excess shares is presented by the company.

      2.    REVERSE STOCK SPLITS

            Generally vote for a reverse stock split if management provides a reasonable justification for the split.

      3.    BLANK CHECK PREFERRED AUTHORIZATION

            The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting rights, conversion, distribution and other rights to be determined by the board at time of issue. Blank check preferred stock can be used for sound corporate purposes, but could be used to thwart hostile takeovers without shareholder approval.

            o Generally vote against proposals that would authorize the creation of blank check preferred stock.

            o Vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

            o Review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares. If the company does not have any preferred shares outstanding, vote against the requested increase.

            o Vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

      4.    ADJUST PAR VALUE OF COMMON STOCK

            o Vote for management proposals to reduce the par value of common stock.

      5.    PREEMPTIVE RIGHTS

            o Review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.

      6.    DEBT RESTRUCTURING

            Review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan. Generally approve proposals that facilitate debt restructuring unless there are clear signs of self-dealing or other abuses. Factors to consider include:

            o dilution - how much will ownership interests of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

            o change in control - will the transaction result in a change in control of the company?

            o bankruptcy - is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

F.    EXECUTIVE AND DIRECTOR COMPENSATION

      1.    STOCK OPTION PLANS

            Vote on a case-by-case basis on stock option plans. When evaluating stock option plans, review the following factors:

            o stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value.

            o support option plans that provide challenging performance objectives and serve to motivate executives to excellent performance, and oppose plans that offer unreasonable benefits to executives that are not available to any other shareholders.

            o whether the proposed plan is being offered at fair market value, or at a discount; excessively dilutes the earnings per share of the outstanding shares; and gives management the ability to replace or reprice "underwater" options, which is not available to any other shareholders.

            o whether the option plan is generally available to other managers and employees in the company.

            o any other features of the plan that may not be in shareholders' best interest.

            o generally, vote for proposals that seek to provide for indexed and/or premium priced options.

      2.    OBRA-RELATED COMPENSATION PROPOSALS

            The Omnibus Budget Reconciliation Act of 1993 ("OBRA") imposed certain restrictions in order for a compensation plan to receive favorable tax treatment.

            o Vote for proposals that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of
            Section 162(m) of OBRA.

            o Vote for amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.

            o Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of Section 162(m) should be evaluated on a case-by-case basis.

            o Generally, vote for cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA. Vote against plans that are deemed to be excessive because they are not justified by performance measures.

      3.    SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY

            o Generally, vote for shareholder proposals that seek additional disclosure of executive and director pay information.

            o Generally, vote for shareholder proposals that seek to eliminate outside directors' retirement benefits.

            o Review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

      4.    GOLDEN AND TIN PARACHUTES

            Golden and tin parachutes are designed to protect the employees of a corporation in the event of a change in control. With golden parachutes, senior level management employees receive a pay out during a change in control at usually two to three times base salary. Increasingly, companies that have golden parachute agreements for executives are extending coverage for all their employees via tin parachutes.

            o Vote for shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.

            o Generally vote against all proposals to ratify golden parachutes; vote on tin parachutes on a case by case basis.

      5.    EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

            Vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive.

G.    SOCIAL AND ENVIRONMENTAL ISSUES

      1.    SOCIAL, WORKFORCE AND ENVIRONMENTAL ISSUES GENERALLY

            Generally, vote for shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value. In determining how to vote on shareholder social, workforce, and environmental proposals, analyze the following factors:

            o whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

            o the percentage of sales, assets and earnings affected;

            o the degree to which the company's stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

            o whether the issues presented should be dealt with through government or company-specific action;

            o whether the company has already responded in some appropriate manner to the request embodied in a proposal;

            o whether the company's analysis and voting recommendation to shareholders is persuasive;

            o what other companies have done in response to the issue;

            o whether the proposal itself is well framed and reasonable;

            o whether implementation of the proposal would achieve the objectives sought in the proposal; and

            o whether the subject of the proposal is best left to the discretion of the board.

            Generally, support proposals that request the company to furnish information helpful to shareholders in evaluating the company's operations.

      2.    SPECIAL POLICY REVIEW AND SHAREHOLDER ADVISORY COMMITTEES

            o Vote for these proposals when they appear to offer a potentially effective method for enhancing shareholder value.

      3. EQUAL EMPLOYMENT OPPORTUNITY AND OTHER WORK PLACE PRACTICE REPORTING ISSUES

            o Vote for proposals calling for action on equal employment opportunity and antidiscrimination.

            o Vote for legal and regulatory compliance and public reporting related to non-discrimination, affirmative action, workplace health and safety, environmental issues, and labor policies and practices that effect long-term corporate performance.

            o Vote for nondiscrimination in salary, wages and all benefits.

      4.    NON-DISCRIMINATION IN RETIREMENT BENEFITS

            o Support non-discrimination in retirement benefits.

      5.    "CERES PRINCIPLES" AND "MACBRIDE PRINCIPLES"

            The CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues. Many companies have voluntarily adopted these principles.

            o Vote on proposals to adopt the CERES Principles or MacBride Principles on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

      7.    CONTRACT SUPPLIER STANDARDS

            o vote on proposals regarding the adoption of "Codes of Conduct" or other standards for the company's suppliers and licensees on a case-by-case basis based upon an analysis of the factors discussed above for social, workforce and environmental issues generally.

      8.    CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES

            o Generally support proposals that call for the adoption and/or enforcement of principles or codes relating to countries in which there are systematic violations of human rights, such as: the use of slave, child, or prison labor; a government that is illegitimate; or there is a call by human rights advocates, pro-democracy organizations, or legitimately-elected representatives for economic sanctions.

            o Support Principles or Codes of Conduct relating to company investment in countries with patterns of human rights abuses.

            o Support implementation and reporting on ILO codes of conduct.

            o support independent monitoring programs in conjunction with local and respected religious and human rights groups to monitor supplier and licensee compliance with Codes.

H.    OTHER MISCELLANEOUS MATTERS

      1.    RATIFYING AUDITORS

            Vote for proposals to ratify auditors, unless: (i) an auditor is not independent; or (ii) there is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

      2.    VOTING ON STATE TAKEOVER STATUTES

            Review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze-out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

            Generally support opting into stakeholder protection statutes if they provide comprehensive protections for employees and community stakeholders. Generally vote against opting into takeover statutes that only serve to protect incumbent management from accountability to shareholders and which negatively influence shareholder value.

      3.    APPROVING OTHER BUSINESS AT SHAREHOLDER MEETING

            Vote against proposals to approve other business that may arise at the shareholder meeting.

      4.    ADJOURNING SHAREHOLDER MEETINGS

            Vote against proposals authorizing the Board to adjourn a shareholder meeting, unless such proposal limits such authority to circumstances where a quorum is not present in person or by proxy at the shareholder meeting.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

SEI Investments Management Corporation (the "Adviser" or "SIMC"), an investment adviser registered under the Advisers Act, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the adviser to the SEI Opportunity Fund, L.P. (the "Fund") and the SEI Opportunity Master Fund, L.P. (the "Master Fund"). The Adviser is responsible for the day-to-day investment management of all of the Fund's and Master Fund's assets.

COMPENSATION. The Master Fund pays the Adviser a fee based on the assets under management of the Master Fund as set forth in an investment advisory agreement between the Adviser and the Master Fund. The Adviser pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Master Fund. The portfolio manager of the Adviser is paid a base salary plus bonus compensation across all alternative investment strategies determined as follows:

Thirty percent of the portfolio manager's bonus compensation is tied to the corporate performance of SEI Investments, as measured by the earnings per share earned for a particular year. This is set at the discretion of SEI Investments and not SIMC. Seventy percent of the portfolio manager's bonus compensation is based upon three performance factors. The most significant factor is based upon an evaluation of the portfolio manager's performance managing the Fund and Master Fund over the past one year, such performance being benchmarked against "risk-free" benchmarks (E.G., LIBOR and 3-month treasury bills). The second factor is based upon the growth of assets in SIMC's alternative fund products. The third is based upon a qualitative review of the portfolio manager's overall contribution to the profitability of SIMC's alternative fund products.

OWNERSHIP OF FUND SHARES. As of the end of the Fund's and Master Fund's most recently completed fiscal years, the portfolio manager did not beneficially own any shares of the Fund and Master Fund.

OTHER ACCOUNTS. As of March 31, 2008, in addition to the Fund and the Master Fund, the portfolio manager was responsible for the day-to-day management of certain other accounts, as follows:

--------------------------------------------------------------------------------------------------
                     REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                           COMPANIES                   VEHICLES                OTHER ACCOUNTS

                                                                           NUMBER
    PORTFOLIO       NUMBER OF                  NUMBER OF                     OF
     MANAGER         ACCOUNTS   TOTAL ASSETS    ACCOUNTS   TOTAL ASSETS   ACCOUNTS   TOTAL ASSETS
--------------------------------------------------------------------------------------------------
KEITH PIVIK             0            $0            2*      $1,517,911,178*    0           $0
--------------------------------------------------------------------------------------------------

* Although the accounts listed above do not pay performance-based advisory fees, certain clients in these accounts may pay performance-based advisory fees, as described below.

CONFLICTS OF INTERESTS. In addition to acting as the portfolio manager of the Fund and the Master Fund, the portfolio manager manages the SEI Offshore Opportunity Fund Ltd., a Cayman Islands Company, and the SEI Offshore Opportunity Fund II Ltd., a Cayman Islands Company (together, the "Offshore Feeder Funds"). The Offshore Feeder Funds invest substantially all of their assets in the Master Fund. The portfolio manager considers the objectives of the Fund, the Master Fund, the Offshore Feeder Funds and each fund's investors as a whole when making decisions with respect to the selection, structuring and sale of hedge fund investments. It is inevitable, however, that such decisions may be more beneficial for one investor in the Master Fund than for another investor in the Master Fund due to the differences in the investment preferences, tax status and regulatory status of such investors. Conflicts of interest may arise from the fact that the portfolio manager may manage other investment funds, including, but not limited to, the SPC Fund, in which the Fund and the Master Fund will have no interest.

In addition, the Adviser may enter into incentive fee arrangements with one or more investors in the Offshore Feeder Funds, whereby a portion of the increase in the net asset value of such investor's investment in the Offshore Feeder Funds over a given period shall be payable to the Adviser. This arrangement may create an incentive for the Adviser to make investments for the Master Fund that are riskier or more speculative than if the Adviser had no such interest because the Adviser will not bear an analogous portion of depreciation in the value of an Offshore Feeder Fund's assets if the value of its investment in the Master Fund declines. Notwithstanding this theoretical conflict of interest, it is the Adviser's policy to manage each account based on its investment objectives and related restrictions and the Adviser believes that it has designed policies and procedures that are designed to manage such conflict in an appropriate way.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            SEI Opportunity Master Fund, L.P.

By (Signature and Title)*               /s./ Robert  A. Nesher
                                        ---------------------------
                                        Robert A. Nesher
                                        President

Date: June 9, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 9, 2008
By (Signature and Title)*               /s./ Robert  A. Nesher
                                        ---------------------------
                                        Robert A. Nesher
                                        President

Date: June 9, 2008

By (Signature and Title)*               /s./ Karen Weiss
                                        ---------------------------
                                        Karen Weiss
                                        Treasurer

Date: June 9, 2008

* Print the name and title of each signing officer under his or her signature.